Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	December 31,
	2020	2019
Cash on hand	13	10
Cash at banks	19,024	2,356
Total	19,037	2,366